Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Penny Warrants	Public Warrants	RSUs	SARs	Options	Share capital	Share capital Penny Warrants	Share capital Public Warrants	Share capital RSUs	Share capital SARs	Share capital Options	Share premium	Share premium Penny Warrants	Share premium Public Warrants	Share premium RSUs	Share premium SARs	Share premium Options	Other reserves	Other reserves RSUs	Other reserves SARs	Other reserves Options	Translation reserve	Accumulated deficit
Beginning Balance at Dec. 31, 2022	$ (564,416)						$ 2,126						$ 1,058,432						$ 30,582				$ (1,442)	$ (1,654,114)
Loss for the period	(86,854)																							(86,854)
Foreign currency translation differences	(1,523)																						(1,523)
Total comprehensive loss	(88,377)																						(1,523)	(86,854)
Capital contribution	132,736						118						132,618
Vested earn-out shares					$ 8,306						$ 6						$ 8,300
Penny warrants exercised	27,184						25						27,159
Public warrants exercised	7,588						6						7,582
Recognition of share-based payments	10,909			$ (84)	(13,767)					$ 0	$ (10)					$ 249	$ (9,526)		10,909	$ (333)	$ (4,231)
Issuance	1,381																		1,381
Ending Balance at Jun. 30, 2023	(478,540)						2,271						1,224,814						38,308				(2,965)	(1,740,968)
Beginning Balance at Dec. 31, 2023	(932,493)						2,279						1,229,690						42,911				(1,528)	(2,205,845)
Loss for the period	(153,504)																							(153,504)
Foreign currency translation differences	121																						121
Total comprehensive loss	(153,383)																						121	(153,504)
Vested earn-out shares								$ 15	$ 4	14		$ 0		$ 17,695	$ 6,691	7,174		$ 105
Penny warrants exercised	17,710						15						17,695
Recognition of share-based payments	(4,613)			$ 6,695	$ 4,450	$ 76	14			$ 4			7,174			$ 6,691		$ 105	(11,801)		$ 4,450	$ (29)
Vested earn-out shares		$ 144,639	$ 310,901					$ 92	$ 198					$ 144,547	$ 310,703
Issuance	96																		96
Ending Balance at Jun. 30, 2024	$ (605,922)						$ 2,602						$ 1,716,605						$ 35,627				$ (1,407)	$ (2,359,349)